20. Impairment (Details 1) - Property, plant and equipment and intangible assets [member] - Number	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	50.00%	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	4	4
2020 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		4
2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	25.00%	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	5	4
2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	30.00%	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	5	4
2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		4
2024 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	40.00%	65.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	4	4
2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	35.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	5
2025 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	45.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	4